2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Dynamic Allocation Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 54 .2%
Communication Services — 5.6%
Alphabet Inc ....................... 42,580 6,652,273
Comcast Corp ...................... 12,210 450,549
Electronic Arts Inc ................... 501 72,404
Ibotta Inc
(1)
........................ 1,363 57,519
John Wiley & Sons Inc ................. 1,140 50,798
Live Nation Entertainment Inc
(1)
........... 7,389 964,856
Meta Platforms Inc ................... 12,346 7,115,741
Netflix Inc
(1)
........................ 1,990 1,855,735
New York Times Co/The ................ 194 9,622
Roku Inc
(1)
......................... 603 42,475
T-Mobile US Inc ..................... 3,220 858,806
Verizon Communications Inc ............ 21,957 995,970
Walt Disney Co/The .................. 14,024 1,384,169
20,510,917
Consumer Discretionary — 5.1%
Abercrombie & Fitch Co
(1)
............... 925 70,642
Adtalem Global Education Inc
(1)
........... 1,465 147,437
Amazon.com Inc
(1)
................... 62,494 11,890,108
AutoZone Inc
(1)
...................... 15 57,192
Bright Horizons Family Solutions Inc
(1)
...... 1,379 175,188
Brinker International Inc
(1)
.............. 418 62,303
Cava Group Inc
(1)
.................... 386 33,354
Cavco Industries Inc
(1)
................. 357 185,508
Frontdoor Inc
(1)
...................... 2,304 88,520
Grand Canyon Education Inc
(1)
........... 3,101 536,535
J Jill Inc .......................... 643 12,558
La-Z-Boy Inc ....................... 6,007 234,814
Murphy USA Inc ..................... 664 311,954
Royal Caribbean Cruises Ltd ............ 1,618 332,402
Strategic Education Inc ................ 1,128 94,707
Tapestry Inc ....................... 1,480 104,207
Tesla Inc
(1)
......................... 2,436 631,314
Texas Roadhouse Inc ................. 2,067 344,424
TopBuild Corp
(1)
..................... 5,269 1,606,781
Tupperware Brands Corp
(1)
.............. 13,119 197
Universal Technical Institute Inc
(1)
......... 1,145 29,404
Valvoline Inc
(1)
...................... 471 16,395
Yum! Brands Inc ..................... 10,997 1,730,488
Zumiez Inc
(1)
....................... 1,162 17,302
18,713,734
Consumer Staples — 4.2%
Altria Group Inc ..................... 1,122 67,343
Bunge Global SA .................... 943 72,064
Costco Wholesale Corp ................ 8,010 7,575,698
Dollar Tree Inc
(1)
..................... 355 26,650
Ingredion Inc ....................... 58 7,842
Kroger Co/The ...................... 6,015 407,155
Philip Morris International Inc ............ 9,984 1,584,760
PriceSmart Inc ...................... 1,703 149,609
Sprouts Farmers Market Inc
(1)
............ 958 146,229
Target Corp ........................ 12,738 1,329,338
Walmart Inc ....................... 47,522 4,171,956
15,538,644
Energy — 2.3%
Antero Resources Corp
(1)
............... 1,569 63,450
Berry Corp ........................ 2,447 7,855
Civitas Resources Inc ................. 407 14,200
ConocoPhillips ...................... 2,325 244,171
Crescent Energy Co .................. 1,190 13,376
Devon Energy Corp ................... 18,272 683,373
Diamondback Energy Inc ............... 4,202 671,816
EOG Resources Inc ................... 19,591 2,512,350
EQT Corp ......................... 12,769 682,248
Exxon Mobil Corp .................... 14,588 1,734,951
Gulfport Energy Corp
(1)
................ 121 22,281
PrimeEnergy Resources Corp
(1)
........... 382 87,054
Targa Resources Corp ................. 5,169 1,036,229
Teekay Corp Ltd ..................... 1,128 7,411
Weatherford International PLC ........... 148 7,925
Williams Cos Inc/The ................. 9,566 571,664
8,360,354
Financials — 10.6%
Ally Financial Inc .................... 8,640 315,101
American Express Co ................. 3,167 852,081
Ameriprise Financial Inc ............... 310 150,074
Ameris Bancorp ..................... 941 54,173
Axis Capital Holdings Ltd ............... 1,995 199,979
BancFirst Corp ...................... 92 10,108
Bank of New York Mellon Corp/The ........ 48,168 4,039,850
Berkshire Hathaway Inc
(1)
.............. 37,699 20,077,733
BOK Financial Corp ................... 3,313 345,049
Comerica Inc ....................... 17,869 1,055,343
Commerce Bancshares Inc/MO ........... 2,738 170,386
First American Financial Corp ............ 7,160 469,911
First Citizens BancShares Inc/NC ......... 81 150,184
FirstCash Holdings Inc ................. 360 43,315
Hancock Whitney Corp ................ 11,290 592,161
Loews Corp ........................ 1,537 141,266
Mastercard Inc ..................... 9,624 5,275,107
MetLife Inc ........................ 5,590 448,821
National Bank Holdings Corp ............ 1,035 39,609
Pathward Financial Inc ................ 1,980 144,441
Popular Inc ........................ 6,756 624,052
PROG Holdings Inc ................... 1,278 33,995
QCR Holdings Inc .................... 685 48,854

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Sezzle Inc
(1)
........................ 258 9,002
State Street Corp .................... 31,710 2,838,996
Stewart Information Services Corp ........ 206 14,698
Synchrony Financial .................. 10,668 564,764
Toast Inc
(1)
........................ 813 26,967
Wells Fargo & Co .................... 5,562 399,296
Zions Bancorp NA ................... 556 27,722
39,163,038
Health Care — 4.7%
AbbVie Inc ........................ 7,172 1,502,677
ACADIA Pharmaceuticals Inc
(1)
........... 3,999 66,423
Amgen Inc ........................ 6,287 1,958,715
Cardinal Health Inc ................... 5,662 780,054
Centene Corp
(1)
..................... 2,998 182,009
Cigna Group/The .................... 2,003 658,987
CVS Health Corp .................... 6,771 458,735
Elevance Health Inc .................. 1,549 673,753
Eli Lilly & Co ....................... 3,181 2,627,220
Encompass Health Corp ............... 11,074 1,121,575
Gilead Sciences Inc .................. 27,378 3,067,705
Hims & Hers Health Inc
(1)
............... 5,272 155,788
Humana Inc ....................... 1,147 303,496
IDEXX Laboratories Inc
(1)
............... 854 358,637
Johnson & Johnson .................. 10,191 1,690,075
Molina Healthcare Inc
(1)
................ 2,572 847,191
Natera Inc
(1)
........................ 1,888 266,982
TG Therapeutics Inc
(1)
................. 3,126 123,258
United Therapeutics Corp
(1)
............. 51 15,722
UnitedHealth Group Inc ................ 566 296,443
Universal Health Services Inc ............ 578 108,606
Vericel Corp
(1)
...................... 2,202 98,253
17,362,304
Industrials — 4.2%
Alaska Air Group Inc
(1)
................. 7,055 347,247
Albany International Corp ............... 2,804 193,588
Allegiant Travel Co ................... 1,182 61,050
Allegion plc ........................ 6,542 853,469
Allison Transmission Holdings Inc ......... 3,497 334,558
Argan Inc ......................... 1,385 181,671
Boise Cascade Co ................... 6,712 658,380
BWX Technologies Inc ................. 6,525 643,691
Cintas Corp ........................ 2,765 568,291
Copart Inc
(1)
........................ 2,430 137,514
Delta Air Lines Inc ................... 17,893 780,135
Dover Corp ........................ 16,687 2,931,572
EMCOR Group Inc .................... 431 159,311
Fluor Corp
(1)
........................ 2,872 102,875
H&E Equipment Services Inc ............ 876 83,036
Hexcel Corp ....................... 8,904 487,583
IES Holdings Inc
(1)
.................... 938 154,873
Innodata Inc
(1)
...................... 956 34,321
Johnson Controls International plc ......... 6,672 534,494
Kforce Inc ......................... 139 6,796
Lincoln Electric Holdings Inc ............. 206 38,967
Masco Corp ....................... 26,168 1,819,723
Matson Inc ........................ 47 6,024
Maximus Inc ....................... 5,486 374,090
McGrath RentCorp ................... 348 38,767
Northrop Grumman Corp ............... 106 54,273
SkyWest Inc
(1)
...................... 544 47,529
Sterling Infrastructure Inc
(1)
............. 2,353 266,383
Trane Technologies PLC ................ 4,272 1,439,322
United Airlines Holdings Inc
(1)
............ 18,670 1,289,164
Valmont Industries Inc ................. 46 13,127
Vertiv Holdings Co ................... 11,632 839,830
Willdan Group Inc
(1)
................... 700 28,504
15,510,158
Information Technology — 12.7%
Apple Inc ......................... 57,774 12,833,339
Asana Inc
(1)
........................ 9,185 133,825
Broadcom Inc ...................... 8,727 1,461,162
Consensus Cloud Solutions Inc
(1)
.......... 4,011 92,574
Corning Inc ........................ 6,027 275,916
HP Inc ........................... 3,462 95,863
Microsoft Corp ...................... 46,272 17,370,046
NETGEAR Inc
(1)
...................... 1,027 25,120
NVIDIA Corp ....................... 91,264 9,891,192
Oracle Corp ........................ 13,134 1,836,265
Photronics Inc
(1)
..................... 10,935 227,011
QUALCOMM Inc ..................... 3,123 479,724
TD SYNNEX Corp .................... 3,987 414,488
Texas Instruments Inc ................. 8,529 1,532,661
Ubiquiti Inc ........................ 554 171,818
46,841,004
Materials — 1.6%
Ball Corp ......................... 28,412 1,479,413
Ecolab Inc ......................... 10,450 2,649,284
Newmont Corp ..................... 11,934 576,173
Olympic Steel Inc .................... 404 12,734
Steel Dynamics Inc ................... 6,562 820,775
Sylvamo Corp ...................... 3,599 241,385
5,779,764
Real Estate — 1.5%
CoStar Group Inc
(1)
................... 18,166 1,439,292
Jones Lang LaSalle Inc
(1)
............... 136 33,716
Simon Property Group Inc .............. 24,364 4,046,373
Zillow Group Inc
(1)
.................... 754 51,694
5,571,075
Utilities — 1.7%
American States Water Co .............. 4,965 390,646
Avista Corp ........................ 1,403 58,744

2025 Quarterly Report | March 31, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2025 (unaudited)
Black Hills Corp ..................... 12,628 765,888
Brookfield Renewable Corp ............. 9,319 260,187
Dominion Energy Inc .................. 17,630 988,514
National Fuel Gas Co .................. 19,048 1,508,411
NextEra Energy Inc ................... 9,233 654,528
Portland General Electric Co ............. 1,117 49,818
SJW Group ........................ 2,725 149,030
Spire Inc .......................... 10,512 822,564
Vistra Corp ........................ 3,605 423,371
6,071,701
Total Common Stocks (United States)
(Cost $ 172,077,814 ) ................ 199,422,693
Preferred Stock (United States) — 0 .0%
WESCO International Inc Series A Variable Pfd,
9.7% .......................... 610 15,409
Total Preferred Stock (United States)
(Cost $ 15,247 ) .................... 15,409
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 2 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 8 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Registered Investment Companies — 5 .1%
U.S. Fixed Income — 4.3%
Baird Core Plus Bond Fund - Class I ....... 404,506 4,113,824
BrandywineGLOBAL High Yield Fund - Class IS 126,147 1,284,181
Dodge & Cox Income Fund - Class I ........ 177,317 2,234,200
Fidelity Advisor Short Duration High Income Fund
- Class Z ........................ 115,062 1,024,053
Fidelity Total Bond Fund - Class Z ......... 430,698 4,108,858
Frost Total Return Bond Fund - Class I ...... 117,507 1,151,566
iShares 20+ Year Treasury Bond ETF
(3)
...... 23,578 2,146,305
16,062,987
International Fixed Income — 0.5%
iShares J.P. Morgan USD Emerging Markets Bond
ETF
(3)
.......................... 18,948 1,716,499
1,716,499
International Equity — 0.3%
iShares Core MSCI EAFE ETF
(3)
........... 15,725 1,189,596
1,189,596
Total Registered Investment Companies
(Cost $ 18,599,612 ) ................. 18,969,082
Money Market Registered Investment Companies — 38 .2%
Meeder Government Money Market Fund - Class
F , 4.18%
(4)
....................... 140,513,516 140,513,516
Total Money Market Registered Investment
Companies
(Cost $ 140,510,638 ) ................ 140,513,516
Total Investments — 97 .5%
(Cost $ 331,203,311 ) ................ 358,920,700
Other Assets less Liabilities — 2 .5% ....... 9,347,012
Total Net Assets — 100 .0% ............. 368,267,712
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 5,084 62,126
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,352 31,150
Meeder Dynamic Allocation Fund - Retail Class 13,841 181,456
Meeder Muirfield Fund - Retail Class ....... 7,609 67,035
Total Trustee Deferred Compensation
(Cost $ 304,573 ) ................... 341,767
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2025 ......... 328 6/20/25 39,627,320 (1,407,934)
Mini MSCI Emg Mkt Futures
- June 2025 ........ 239 6/20/25 13,274,060 (431,381)
Russell 2000 Futures Mini
June 2025 ......... 135 6/20/25 13,682,925 (397,076)
S&P 500 Mini Futures June
2025 ............ 227 6/20/25 64,164,388 (718,398)
S&P Mid Cap Futures EMini
June 2025 ......... 58 6/20/25 17,043,880 (216,065)
Total Futures Contracts .. 987 147,792,573 (3,170,854)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.
(5) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.